Financial Instruments - Impairment Losses on Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Impairment loss on financial assets			₩ 123,214
Impairment loss on financial assets, net	₩ 52,218	₩ 137,873
Bad debt expenses [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	(28,105)	74,781
Others [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	88,787	81,353
Less: Recovery of impairment loss on financial assets	₩ (8,464)	₩ (18,261)